UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2004
                                                      --------------------


Check here if Amendment / /; Amendment Number: --------------------
  This Amendment (Check only one.):    / / is a restatement.
                                       / / adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          John C. Bennett Jr.
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Address:       One Logan Square
               --------------------------------------
               24th Floor
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               18th and Cherry Streets
               --------------------------------------
               Philadelphia, PA  19103-6996
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Form 13F File Number:  28- 10248
                           -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Mehrdad Mehrespand
               --------------------------------------
Title:         Attorney-in-fact
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Phone:         (202) 778-9191
               --------------------------------------

Signature, Place, and Date of Signing:

/s/ Mehrdad Mehrespand as attorney-in-fact   Washington, D.C.   August 11, 2004
------------------------------------------   ----------------   ---------------
       [Signature]                             [City, State]        [Date]

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number              Name

   28-      04580                  PNC Bank Delaware
   28-      07144                  Wachovia Bank, N.A.
   28-      00694                  JP Morgan Chase & Co.
   28-      03545                  Brown Brothers Harriman & Co.
           ----------------      --------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      4
                                        -----------------------------------

Form 13F Information Table Entry Total: 41
                                        -----------------------------------

Form 13F Information Table Value Total: $132,710
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                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number    Name
    ---      --------------------    ----

    1        28-04580                PNC Bank Delaware
    ---      -----------             -----------------------------

    2        28-07144                Wachovia Bank, N.A.
    ---      -----------             -----------------------------

    3        28-00694                JP Morgan Chase & Co.
    ---      -----------             -----------------------------

    4        28-03545                Brown Brothers Harriman & Co.
    ---      -----------             -----------------------------

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

                                                     FORM 13-F INFORMATION TABLE

      COLUMN 1           COLUMN 2     COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6       COLUMN 7         COLUMN 8
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
                                                   VALUE   SHRS OR   SH/   PUT/  INVESTMENT      OTHER        VOTING AUTHORITY
   NAME OF ISSUER     TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN   CALL  DISCRETION     MANAGERS  SOLE      SHARED   NONE
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
3MCO                     Common       88579Y101   $516     5,750     SH          Sole                      100

                                                                                 Shared-other     2,3              5,650

Abbott Labs              Common       0028241000  $4,249   104,250   SH          Sole                      250

                                                                                 Shared-other     1,2,4            104,000

American Express Co      Common       025816109   $5,241   102,000   SH          Shared-other     1                102,000

American Intl Group Inc  Common       026874107   $7,350   103,116   SH          Shared-other     1,2,4            103,116

Amgen Inc                Common       031162100   $4,382   80,300    SH          Shared-other     1,4              80,300

Automatic Data           Common       053015103   $2,380   56,950    SH          Sole                      250
Processing Inc
                                                                                 Shared-other     1,3,4            56,700

Avon Prods Inc           Common       054303102   $254     5,500     SH          Shared-other     1,4              5,500

Bank of America          Common       060505104   $4,795   56,666    SH          Shared-other     1,2,4            56,666
Corporation

BP PLC Spons ADR         Common       055622104   $211     3,932     SH          Sole                      264

                                                                                 Shared-other     4                3,668

Cisco Sys Inc            Common       17275R102   $5,946   250,900   SH          Shared-other     1,2,4            250,900

Citigroup Inc            Common       172967101   $4,964   106,699   SH          Shared-other     1,4              106,699
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

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
Coca Cola Co             Common       191216100   $346     6,850     SH          Shared-other     1,2,4            6,850

Comcast Corp             New CLA SPL  2003N200    $4,349   157,500   SH          Shared-other     1                157,500

Dell Inc                 Common       24702R101   $4,044   112,900   SH          Shared-other     1,2,4            112,900

Disney Walt Co           Common       254687106   $2,103   82,500    SH          Shared-other     1                82,500

Dover Corp               Common       26003108    $5,191   123,300   SH          Shared-other     1,4              123,300

Emerson Elec Co          Common       29101104    $974     15,375    SH          Shared-other     1,3              15,375

Exxon Mobil Corp         Common       30231G102   $6,073   136,749   SH          Shared-other     1,2,4            136,749

General Elec Co          Common       369604103   $6,734   207,850   SH          Shared-other     1,2,4            207,850

Goldman Sachs Group Inc  Common       38141G104   $217     2,300     SH          Shared-other     1                2,300

Honeywell Intl Inc       Common       438516106   $266     7,250     SH          Shared-other     1                7,250

Hospira Inc              Common       441060100   $284     10,275    SH          Sole                      25

                                                                                 Shared-other     1,2              10,250

Illinois Tool Works Inc  Common       452308109   $235     2,450     SH          Shared-other     1,4              2,450

Intel Corp               Common       458140100   $5,970   216,300   SH          Shared-other     1,2,4            216,300

International Business   Common       459200101   $6,215   70,500    SH          Sole                      300
Machs
                                                                                 Shared-other     1,2,4            70,200

Johnson & Johnson        Common       478160104   $269     4,850     SH          Shared-other     1                4,850

Lily Eli & Co            Common       532457108   $245     3,500     SH          Sole                      200

                                                                                 Shared-other     1,4              3,300
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

Medtronic Inc            Common       585055106   $319     6,550     SH          Shared-other     1,4              6,550

Microsoft Corp           Common       594918104   $5,912   207,000   SH          Shared-other     1,2,4            207,000

Morgan Stanley           Common       617446448   $256     4,850     SH          Shared-other     1                4,850

Pepsico Inc              Common       713448108   $5,202   96,550    SH          Sole                      200

                                                                                 Shared-other     1,3              96,350

Pfizer Inc               Common       717081103   $6,870   200,400   SH          Shared-other     1,4              200,400

Procter & Gamble Co      Common       742718109   $7,118   130,750   SH          Sole                      200

                                                                                 Shared-other     1                130,550

Royal Dutch Pete Co      Common       780257804   $5,012   97,000    SH          Shared-other     1                97,000

Schlumberger Ltd         Common       806857108   $3,865   60,850    SH          Shared-other     1,3,4            60,850

Sysco Corp               Common       871829107   $5,470   152,500   SH          Shared-other     1                152,500

Union Pac Corp           Common       907818108   $3,924   66,000    SH          Shared-other     1,4              66,000

United Technologies Corp Common       913017109   $238     2,600     SH          Shared-other     1                2,600

Viacom Inc               Common       92554308    $229     6,400     SH          Shared-other     1,4              6,400

Wal-Mart Stores Inc      Common       931142103   $4,274   81,000    SH          Shared-other     1,4              81,000

Yahoo Inc                Common       984332106   $218     6,000     SH          Shared-other     1                6,000
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